SHARE CAPITAL, Warrants Outstanding and Exercisable (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Warrants, Outstanding and Exercisable [Abstract]
Number Outstanding (in shares) | shares	1,884,477	12,112,313	13,877,917
Exercise Price (in dollars per share) | $ / shares	$ 0.15	$ 0.23	$ 0.20
November 22, 2021 [Member]
Warrants, Outstanding and Exercisable [Abstract]
Expiry Date	Nov. 22, 2021
Number Outstanding (in shares) | shares	1,884,477
Exercise Price (in dollars per share) | $ / shares	$ 0.15